Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Fair Value Assets and Liabilities

	Level 1	Level 2	Level 3	Total
Consolidated- June 30, 2024	$	$	$	$

Assets	-	-	-	-
Total assets	-	-	-	-

Liabilities
Derivative Liabilities – refer Note 21	-	-	-	-
Total liabilities	-	-	-	-

	Level 1	Level 2	Level 3	Total
Consolidated – June 30, 2023	$	$	$	$

Assets	-	-	-	-
Total assets	-	-	-	-

Liabilities
Derivative Liabilities – refer Note 21	-	-	18,694,729	18,694,729
Total liabilities	-	-	18,694,729	18,694,729

Schedule of Fair Value Measurement of Derivative Liability

	Derivative liability	Total
Consolidated	$	$

Balance at 1 July 2022	878,653	878,653

Fair value of derivative liability recognised for convertible notes issued during the year	10,945,347	10,945,347
Fair value movement recognised in profit or loss	6,870,729	6,870,729
Balance at 30 June 2023	18,694,729	18,694,729

Fair value of derivative liability recognised for convertible notes issued during the year	280,198	280,198
Fair value movement recognised in profit or loss	(3,400,685)	(3,400,685)
Fair value of derivative liability for convertible notes which converted or matured during the year	(15,574,242)	(15,574,242)

Balance at 30 June 2024	-	-

Schedule of Unobservable Inputs Level 3 Liabilities

The level 3 liabilities unobservable inputs at issue date of each of the convertible notes series are as follow:

Series A
Implied valuation	$28,000,000
Volatility	74%
Risk free rate	0.0%
Probability of conversion	50%

Series A - July 21
Implied valuation	$28,000,000
Volatility	74%
Risk free rate	0.1%
Probability of conversion	50%

Series A – August 21
Implied valuation	$28,000,000
Volatility	62%
Risk free rate	0.0%
Probability of conversion	50%

Series B1
Implied valuation	$120,000,000
Volatility	74%
Risk free rate	0.6%
Probability of conversion	50%

Series B2
Implied valuation	$70,000,000
Volatility	66%
Risk free rate	3%
Probability of conversion	50%

Note 8. Fair value measurement - continued

Series A Extension
Implied valuation	$28,000,000
Volatility	65%
Risk free rate	3.5%
Probability of conversion	0%

Reach
Implied valuation	$40,000,000
Volatility	60%
Risk free rate	3.6%
Probability of conversion	100%

Private Placement
Implied valuation	$53,685,000
Volatility	60%
Risk free rate	3.5%
Probability of conversion	100%

Mixed Martial Arts LLC
Implied valuation	$384,750
Volatility	49%
Risk free rate	4.3%
Probability of conversion	100%

Steppen
Implied valuation	$100,000
Volatility	47
Risk free rate	4.2%
Probability of conversion	100%